Definition of Terms in Fund Name	Jul. 14, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

Each Trust seeks above-average total return. While the Trusts seek above-average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trusts are unit investment trusts that invest in a fixed portfolio of common stocks and ETFs which are selected by applying our disciplined investment process. We apply a disciplined and comprehensive valuation process to select securities across assets of varying sizes, styles, countries, and sectors, including those that have had relatively lower correlation with one another.

The composition of the Trusts on the Initial Date of Deposit is as follows:

60/40 Strategic Allocation Portfolio

•	Approximately 15.00% common stocks which comprise the Large-Cap Growth Strategy;
•	Approximately 15.00% common stocks which comprise the Large-Cap Value Strategy;
•	Approximately 6.00% common stocks which comprise the Mid-Cap Growth Strategy;
•	Approximately 6.00% common stocks which comprise the Mid-Cap Value Strategy;
•	Approximately 3.00% common stocks which comprise the Small-Cap Growth Strategy;
•	Approximately 3.00% common stocks which comprise the Small-Cap Value Strategy;
•	Approximately 12.00% common stocks which comprise the International Strategy; and
•	Approximately 40.00% Fixed-Income Exchange-Traded Funds.
75/25 Strategic Allocation Portfolio

•	Approximately 18.75% common stocks which comprise the Large-Cap Growth Strategy;
•	Approximately 18.75% common stocks which comprise the Large-Cap Value Strategy;
•	Approximately 7.50% common stocks which comprise the Mid-Cap Growth Strategy;
•	Approximately 7.50% common stocks which comprise the Mid-Cap Value Strategy;
•	Approximately 3.75% common stocks which comprise the Small-Cap Growth Strategy;
•	Approximately 3.75% common stocks which comprise the Small-Cap Value Strategy;
•	Approximately 15.00% common stocks which comprise the International Strategy; and
•	Approximately 25.00% Fixed-Income Exchange-Traded Funds.

Common Stock Selection.

Our approach to selecting stocks is based on a proprietary rules-based selection process which is consistently applied. This process embodies key elements of our investment philosophy by focusing on financial measures that are least susceptible to accounting distortions and erroneous corporate guidance.

When selecting stocks for each portfolio, we apply a model which analyzes large-cap, mid-cap, small-cap, and international stocks to assess valuations based on multiple risk, value, and growth factors. Our goal is to identify stocks which exhibit the fundamental characteristics that enable them to provide the greatest potential for capital appreciation.

The first step in our selection process is to establish a universe of stocks from which the portfolios will be selected. The universe is identified as of five business days prior to the Initial Date of Deposit and divided into seven distinct styles consisting of six domestic equity asset classes noted above and one international equity asset class.

The domestic universe is established by identifying the 3,000 largest U.S. stocks (excluding limited partnerships, royalty trusts, regulated investment companies and business development companies) and then separating them into large-cap (largest 10%), mid-cap (next 20%) and small-cap (remaining 70%). The stocks in each group are then divided evenly between growth and value by their price to book ratios to establish the universe of stocks eligible for selection from within each market capitalization range. In the case of the small-cap universe, only the 250 largest stocks with a minimum average daily trading volume of $1,000,000 within each growth and value group are included to ensure sufficient liquidity. The international universe consists of the 100 largest companies from developed nations whose shares are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts/ADRs which trade on the over-the-counter market or are listed on a U.S. securities exchange. Regardless of universe, stocks with a price of $1,000 or higher per share are not eligible for selection.

We then rank the stocks within each of the seven universes based on two multi-factor models, with each factor within a model receiving an equal weight. Half of a stock’s ranking is based on a risk model and applies to all seven universes. The remaining half of a stock’s ranking is based on a model which is determined by the stock’s style designation (i.e., growth, value or international). Value and international stocks are ranked together on one model, while growth stocks are ranked using a separate model.

Stock Selection Factors.

Risk Model. The following factors are used to evaluate and rank the stocks within the model:

•	Debt to equity ratio. Compares a company’s long-term debt to its stockholder’s equity. Companies that have a lower debt to equity ratio are assigned a higher ranking.
•	Beta. Compares a security’s volatility relative to the market. A security with a beta less than 1.0 would generally be considered lower risk than the market. Companies that have a lower beta are assigned a higher ranking.
•	Earnings variability. Compares a company’s trailing 12-months earnings per share from the previous five years against a linear trend line. Companies that have more consistent earnings growth are assigned a higher ranking.

Value & International Model. The following factors are used to evaluate and rank the stocks within the model:

•	Price to book ratio. Compares a company’s market capitalization to its book value. Companies that have a lower, but positive, price to book ratio are assigned a higher ranking.
•	Price to cash flow ratio. Compares a company’s market capitalization to its cash flow generated. Companies that have a lower, but positive, price to cash flow ratio are assigned a higher ranking.
•	Return on assets. Compares a company’s trailing 12-months net income to its total assets. Companies that have higher return on assets are assigned a higher ranking.
•	3-month price appreciation. Companies are numerically ranked by their stock’s trailing three-month price appreciation, with a preference to those with the greatest price appreciation.

Growth Model. The following factors are used to evaluate and rank the stocks within the model:

•	Price to sales ratio. Compares a company’s market capitalization to revenue generated. Companies that have a lower price to sales ratio are assigned a higher ranking.
•	Price to cash flow ratio. Compares a company’s market capitalization to its cash flow generated. Companies that have a lower, but positive, price to cash flow ratio are assigned a higher ranking.
•	Change in return on assets. Compares a company’s current return on assets relative to a year ago. Companies that have a higher change in return on assets are assigned a higher ranking.
•	6-month price appreciation. Companies are numerically ranked by their stock’s trailing six-month price appreciation, with a preference to those with the greatest price appreciation.

The 30 stocks with the best overall ranking from each of the seven style classes are selected for the portfolio, subject to a maximum of six stocks from any one of the major market sectors as determined by S&P’s Global Industry Classification Standard (“GICS®”). The Financials and Real Estate sectors are combined for the sector limit purpose. If more than six stocks from any one of the major GICS® sectors are selected, those stocks are excluded and replaced with the next best scoring stocks which satisfy the criteria set forth above. In the event of a tie, the stock with the better price to cash flow ratio is selected.

Fixed Income ETF Selection.

For the fixed income portion of each portfolio we include ETFs which invest in a variety of fixed income securities, which may include investment grade and high-yield corporate bonds, mortgage-backed securities, senior loans, covenant-lite loans, treasury bonds and agency bonds. The Sponsor does not require specific duration, maturity or investment quality policies when selecting the ETFs for each portfolio.

We perform rigorous analysis and employ a disciplined portfolio construction process when selecting ETFs to include in the portfolio. Primarily, we prefer larger funds with higher trading volumes and we look for funds with higher yields, as well as those that have shown a relatively consistent distribution over time. We also consider a fund’s ability to continue its distribution payments in the future.

The next step in our process is to consider current economic events that might affect financial markets generally and/or the ETF market, as well as news relating to a specific ETF, ETF group or category of funds. In evaluating the fixed income ETFs, we also review the credit quality of the underlying securities held by the funds. If funds are substantially similar with regard to their fixed income characteristics, funds with lower expense ratios will be selected.

We consult with our fixed income research teams and portfolio management teams who understand the unique factors that drive risk adjusted returns within various asset classes to develop the overall strategic allocation of the fixed income portfolio. Based on these factors, we create a broadly diversified fixed income portfolio with an emphasis on higher income funds.

In connection with the Trusts’ investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trusts’ Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trusts invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trusts’ investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

Please note that we applied the strategies which make up a portion of the portfolio for a Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of the strategy would have resulted in the selection of different securities. The Securities were selected as of the strategy’s selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy’s selection date in which such market was open. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus, or companies which are subject to any of the limited circumstances which warrant removal of a Security from a Trust as described under “Removing Securities from a Trust,” are not eligible for inclusion in a Trust’s portfolio.

While not a part of each Trust’s portfolio selection process, each Trust also has exposure to dividend-paying securities through each Trust’s investments in the Common Stocks, and to depositary receipts through each Trust’s investments in the Funds. Each Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

As with any similar investments, there can be no assurance that the objective of a Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in a Trust.